Clients and other receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Clients and other receivables [Abstract]
Trade receivables	$ 247,216	$ 186,728
Tax receivables	27,788	39,607
Prepayments	9,599	6,375
Other accounts receivable	12,655	11,739
Total	$ 297,258	$ 244,449